Commitments, Contingent Liabilities and Other Tax Matters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments, Contingent Liabilities and Other Tax Matters
Total rental expense	$ 5,257,000	$ 5,258,000	$ 5,870,000
Minimum period for non-cancellable sub-leases	1 year
Aggregate future minimum rentals to be received under non-cancellable sub-leases	$ 82,690,000
Approximate cash maintained to satisfy regulatory reserve requirements	115,721,000	$ 116,129,000
Future minimum lease payments due under non-cancellable operating leases
2019	3,443,000
2020	3,246,000
2021	2,272,000
2022	579,000
2023	212,000
Thereafter	275,000
Total	$ 10,027,000